OTHER ASSETS AND OTHER LIABILITIES, Cash Flow Hedges are Expected to Occur and Affect Statement of Income, Net of Deferred Income Tax (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	S/ 1,265,628	S/ 1,016,428
Cash outflows (liabilities)	(1,301,899)	(994,807)
Consolidated statement of income	245	(284)
Up to 1 year [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	250,835	191,962
Cash outflows (liabilities)	(294,548)	(209,707)
Consolidated statement of income	397	(461)
From 1 to 3 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	938,513	327,914
Cash outflows (liabilities)	(934,119)	(338,518)
Consolidated statement of income	(7,222)	(20)
From 3 to 5 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	76,280	496,552
Cash outflows (liabilities)	(73,232)	(446,582)
Consolidated statement of income	7,070	197
More than 5 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	0	0
Cash outflows (liabilities)	0	0
Consolidated statement of income	S/ 0	S/ 0